Income Taxes (Schedule of Earnings Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
U.S. operations	$ (343)	$ (540)
Foreign	5,265	3,784
Income from continuing operations before income taxes	$ 4,922	$ 3,244